Expense Example	Feb. 23, 2026 USD ($)
Navigator Tactical Fixed Income Fund | Navigator Tactical Fixed Income Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 500
Expense Example, with Redemption, 3 Years	770
Expense Example, with Redemption, 5 Years	1,059
Expense Example, with Redemption, 10 Years	1,882
Navigator Tactical Fixed Income Fund | Navigator Tactical Fixed Income Fund Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	206
Expense Example, with Redemption, 3 Years	641
Expense Example, with Redemption, 5 Years	1,101
Expense Example, with Redemption, 10 Years	2,378
Navigator Tactical Fixed Income Fund | Navigator Tactical Fixed Income Fund Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	332
Expense Example, with Redemption, 5 Years	577
Expense Example, with Redemption, 10 Years	1,281
Navigator Ultra Short Bond Fund | Navigator Ultra Short Bond Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	440
Expense Example, with Redemption, 3 Years	634
Expense Example, with Redemption, 5 Years	845
Expense Example, with Redemption, 10 Years	1,451
Navigator Ultra Short Bond Fund | Navigator Ultra Short Bond Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	190
Expense Example, with Redemption, 5 Years	352
Expense Example, with Redemption, 10 Years	821
Navigator Tactical Investment Grade Bond Fund | Navigator Tactical Investment Grade Bond Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	503
Expense Example, with Redemption, 3 Years	795
Expense Example, with Redemption, 5 Years	1,108
Expense Example, with Redemption, 10 Years	1,994
Navigator Tactical Investment Grade Bond Fund | Navigator Tactical Investment Grade Bond Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	359
Expense Example, with Redemption, 5 Years	629
Expense Example, with Redemption, 10 Years	1,400
Navigator Tactical U.S. Allocation Fund | Navigator Tactical U.S. Allocation Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	500
Expense Example, with Redemption, 3 Years	796
Expense Example, with Redemption, 5 Years	1,114
Expense Example, with Redemption, 10 Years	2,011
Navigator Tactical U.S. Allocation Fund | Navigator Tactical U.S. Allocation Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	360
Expense Example, with Redemption, 5 Years	635
Expense Example, with Redemption, 10 Years	$ 1,418